SEGMENT INFORMATION - Reportable Segments (Details) - USD ($) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021		Jun. 30, 2022	Jun. 30, 2021
Disclosure of operating segments [line items]
Service revenues	$ 1,889	$ 1,764	[1]	$ 3,565	$ 3,458	[1]
Sale of equipment and accessories	84	106	[1]	194	210	[1]
Other revenue	35	32	[1]	72	63	[1]
Total Revenue	2,008	1,902	[1]	3,831	3,731	[1]
Adjusted EBITDA	913	808		1,686	1,616
CAPEX exc. licenses and ROU	375	485		752	877
Operating segments | Russia
Disclosure of operating segments [line items]
Sale of equipment and accessories	78	96		179	193
Other revenue	3	3		6	5
Total Revenue	1,053	939		1,910	1,859
Adjusted EBITDA	449	354		776	715
CAPEX exc. licenses and ROU	176	299		367	498
Operating segments | Pakistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	3	5		8	10
Other revenue	26	26		54	50
Total Revenue	325	371		664	718
Adjusted EBITDA	152	161		310	317
CAPEX exc. licenses and ROU	57	89		141	181
Operating segments | Ukraine
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	1	1		3	2
Total Revenue	252	257		528	501
Adjusted EBITDA	155	173		326	340
CAPEX exc. licenses and ROU	36	52		58	91
Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Sale of equipment and accessories	2	4		6	6
Other revenue	3	0		5	1
Total Revenue	159	138		301	265
Adjusted EBITDA	88	72		154	138
CAPEX exc. licenses and ROU	16	23		34	44
Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	0	0		0	0
Total Revenue	55	46		108	91
Adjusted EBITDA	45	18		72	40
CAPEX exc. licenses and ROU	36	1		40	13
Operating segments | Bangladesh
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	0		0	0
Other revenue	2	2		5	5
Total Revenue	148	140		293	275
Adjusted EBITDA	56	57		111	112
CAPEX exc. licenses and ROU	53	16		105	42
Operating segments | Others
Disclosure of operating segments [line items]
Sale of equipment and accessories	0	1		0	0
Other revenue	0	0		0	0
Total Revenue	19	20		39	37
Adjusted EBITDA	9	18		16	24
CAPEX exc. licenses and ROU	4	3		7	6
HQ and eliminations
Disclosure of operating segments [line items]
Sale of equipment and accessories	1	0		1	1
Other revenue	0	0		(1)	0
Total Revenue	(3)	(9)		(12)	(15)
Adjusted EBITDA	(41)	(45)		(79)	(70)
CAPEX exc. licenses and ROU	(3)	2		0	2
Mobile
Disclosure of operating segments [line items]
Service revenues	1,707	1,599		3,232	3,124
Mobile | Operating segments | Russia
Disclosure of operating segments [line items]
Service revenues	819	705		1,447	1,395
Mobile | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	296	340		602	658
Mobile | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	236	239		493	466
Mobile | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	139	112		263	214
Mobile | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	55	46		108	91
Mobile | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	146	138		288	270
Mobile | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	19	19		39	37
Mobile | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	(3)	0		(8)	(7)
Fixed
Disclosure of operating segments [line items]
Service revenues	182	165		333	334
Fixed | Operating segments | Russia
Disclosure of operating segments [line items]
Service revenues	153	135		278	266
Fixed | Operating segments | Pakistan
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Ukraine
Disclosure of operating segments [line items]
Service revenues	15	17		32	33
Fixed | Operating segments | Kazakhstan
Disclosure of operating segments [line items]
Service revenues	15	22		27	44
Fixed | Operating segments | Uzbekistan
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Bangladesh
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | Operating segments | Others
Disclosure of operating segments [line items]
Service revenues	0	0		0	0
Fixed | HQ and eliminations
Disclosure of operating segments [line items]
Service revenues	$ (1)	$ (9)		$ (4)	$ (9)

[1]	Prior period comparatives are adjusted following the classification of Algeria as a discontinued operation (see Note 5).